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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06565

Tekla Life Sciences Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/17

Item 1.  Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

SHARES			VALUE

		CONVERTIBLE PREFERRED AND WARRANTS (a) (b) - 3.3% of Net Assets

		Biotechnology — 1.1%
1,400,000		Amphivena Therapeutics, Inc. Series B (Restricted)	$2,100,000
15,000		Amphivena Therapeutics, Inc. Warrants (Restricted, expiration 12/26/2022)	0
1,153,847		BioClin Therapeutics, Inc. Series A (Restricted)	750,001
445,633		BioClin Therapeutics, Inc. Series B (Restricted)	333,333
933,333		GenomeDx Biosciences, Inc. Series C (Restricted)	1,138,666
10,193		GenomeDx Biosciences, Inc. Warrants (Restricted, expiration 10/31/27)	0
90,000		Trillium Therapeutics, Inc. Series II (d)	657,000
			4,979,000
		Health Care Equipment & Supplies (Restricted) — 1.2%
2,338,198		AlterG, Inc. Series C	233,820
79,330		CardioKinetix, Inc. Series C	0
142,574		CardioKinetix, Inc. Series D	0
439,333		CardioKinetix, Inc. Series E	0
481,378		CardioKinetix, Inc. Series F	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 12/11/19)	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 6/03/20)	0
8,822		CardioKinetix, Inc. Warrants (expiration 8/15/24)	0
895,848		IlluminOss Medical, Inc. Junior Preferred (c)	895,848
951,000		IlluminOss Medical, Inc. Series AA (c)	951,000
71,324		IlluminOss Medical, Inc. Warrants (expiration 3/31/27) (c)	0
23,771		IlluminOss Medical, Inc. Warrants (Restricted, expiration 11/20/27) (c)	0
3,280,000		Tibion Corporation Series B	0
2,606,033		Veniti, Inc. Series A (c)	1,563,620
1,307,169		Veniti, Inc. Series B (c)	823,516
716,720		Veniti, Inc. Series C (c)	530,373
			4,998,177
		Life Sciences Tools & Services (Restricted) — 0.8%
2,446,016		Labcyte, Inc. Series C	3,081,980
107,178		Labcyte, Inc. Series D	147,906
81,480		Labcyte, Inc. Series E	131,183
			3,361,069
		Pharmaceuticals (Restricted) — 0.2%
659,244		Milestone Pharmaceuticals, Inc. Series C (d)	900,000
			900,000
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $21,618,683)	14,238,246

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 0.1% of Net Assets

	Convertible Notes (Restricted)(a) — 0.1%

	Biotechnology — 0.0%
$112,500	Amphivena Therapeutics, Inc. Promissory Note, 6.00%, due 12/26/18	$112,500
61,162	GenomeDx Biosciences, Inc. Promissory Note, 8.00%, due 4/30/19	61,162
		173,662
	Health Care Equipment & Supplies — 0.1%
12,336	AlterG, Inc. Promissory Note, 6.00%, due 9/8/18	12,336
51,741	CardioKinetix, Inc. Promissory Note, 5.00%, due 7/31/18 (b)	0
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00%, due 12/31/18 (c)	95,083
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00%, due 3/31/18 (c)	285,294
		392,713
	TOTAL CONVERTIBLE NOTES	566,375

	Non-Convertible Notes (Restricted)(a) — 0.0%

	Health Care Equipment & Supplies — 0.0%
238,286	Tibion Corporation Non-Cvt. Promissory Note, 6.00%, due 12/31/18	0
28,211	Tibion Corporation Non-Cvt. Promissory Note, 6.00%, due 4/17/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $885,366)	566,375

SHARES

	COMMON STOCKS AND WARRANTS - 91.0% of Net Assets

	Biotechnology — 74.8%
52,739	AC Immune SA (b) (d)	675,059
75,214	ACADIA Pharmaceuticals Inc. (b)	2,264,694
616,000	Achillion Pharmaceuticals, Inc. (b)	1,774,080
396,500	Adaptimmune Therapeutics plc (b) (f)	2,648,620
228,859	Adverum Biotechnologies, Inc. (b)	801,007
152,426	Alexion Pharmaceuticals, Inc. (b)	18,228,625
34,026	Alnylam Pharmaceuticals, Inc. (b)	4,323,003
291,997	Amarin Corporation plc (b) (f)	1,170,908
165,482	Amgen Inc.	28,777,320
260,764	Amicus Therapeutics, Inc. (b)	3,752,394
811,227	ARCA biopharma, Inc. (b) (c)	1,115,437
324,491	ARCA biopharma, Inc. Warrants (expiration 6/11/22) (a) (b) (c)	61,653
320,135	Ardelyx, Inc. (b)	2,112,891
46,466	argenx SE (b) (f)	2,933,863
20,869	AveXis, Inc. (b)	2,309,572
60,000	Bellicum Pharmaceuticals, Inc. (b)	504,600
449,255	BioCryst Pharmaceuticals, Inc. (b)	2,205,842

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
112,157	Biogen Inc. (b)	$35,729,856
148,570	BioMarin Pharmaceutical Inc. (b)	13,247,987
13,273	bluebird bio, Inc. (b)	2,363,921
228,493	Cascadian Therapeutics, Inc. (b)	845,424
297,980	Celgene Corporation (b)	31,097,193
40,000	Cellectis S.A. (b) (f)	1,166,000
286,472	Cidara Therapeutics, Inc. (b)	1,948,010
22,800	Clovis Oncology, Inc. (b)	1,550,400
107,060	Cytokinetics, Inc. (b)	872,539
79,513	CytomX Therapeutics, Inc. (b)	1,678,519
78,899	Dermira, Inc. (b)	2,194,181
329	Eiger BioPharmaceuticals, Inc. Warrants (expiration 10/10/18) (a) (b)	0
135,250	Epizyme, Inc. (b)	1,697,388
115,874	Exelixis, Inc. (b)	3,522,570
19,000	Galapagos NV (b) (f)	1,781,440
46,000	Galapagos NV (b) (d)	4,359,148
506,120	Gilead Sciences, Inc.	36,258,437
62,500	Global Blood Therapeutics, Inc. (b)	2,459,375
195,822	Incyte Corporation (b)	18,546,302
74,612	Innoviva, Inc.	1,058,744
39,530	Ionis Pharmaceuticals, Inc. (b)	1,988,359
20	Karyopharm Therapeutics Inc. (b)	192
84,500	Lexicon Pharmaceuticals, Inc. (b)	834,860
142,583	Merus B.V. (b) (d)	2,760,407
120,000	Myovant Sciences Ltd. (b)	1,516,800
91,321	Natera, Inc. (b)	820,976
102,231	Neurocrine Biosciences, Inc. (b)	7,932,103
358,000	Novavax, Inc. (b)	443,920
160,747	Ovid Therapeutics Inc. (b)	1,586,573
563,608	Pieris Pharmaceuticals, Inc. (b)	4,255,240
23,821	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21) (a) (b)	91,949
11,911	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21) (a) (b)	52,408
25,355	Protagonist Therapeutics, Inc. (b)	527,384
107,951	Ra Pharmaceuticals, Inc. (b)	917,584
49,382	Regeneron Pharmaceuticals, Inc. (b)	18,565,657
20,510	Sage Therapeutics, Inc. (b)	3,378,202
68,850	Sarepta Therapeutics, Inc. (b)	3,830,814
67,110	Seattle Genetics, Inc. (b)	3,590,385
38,706	Spark Therapeutics, Inc. (b)	1,990,263
200,000	Syndax Pharmaceuticals, Inc. (b)	1,752,000
17,577	TESARO, Inc. (b)	1,456,606
135,000	Trillium Therapeutics Inc. (b) (d)	985,500
45,639	Ultragenyx Pharmaceutical Inc. (b)	2,116,737
72,629	uniQure N.V. (b)	1,422,802

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
153,291	Vertex Pharmaceuticals Incorporated (b)	$22,972,189
20,000	Xencor, Inc. (b)	438,400
233,331	Xenon Pharmaceuticals Inc. (b)	659,160
13,307	Zafgen, Inc. (b)	61,478
		324,985,950
	Health Care Equipment & Supplies — 3.7%
49,500	Alliqua BioMedical, Inc. (b)	90,585
130,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	286,547
209,962	CymaBay Therapeutics, Inc. (b)	1,931,650
55,079	Glaukos Corporation (b)	1,412,776
55,158	IDEXX Laboratories, Inc. (b)	8,625,608
23,012	Nevro Corp. (b)	1,588,749
35,149	NuVasive, Inc. (b)	2,055,865
64,589	Quotient Limited (b)	319,716
7,157	TherOx, Inc. (Restricted) (a) (b)	143
		16,311,639
	Health Care Providers & Services — 0.1%
148,148	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	322,963
		322,963
	Life Sciences Tools & Services — 4.5%
75,374	Illumina, Inc. (b)	16,468,465
74,250	NanoString Technologies, Inc. (b)	554,648
13,090	Thermo Fisher Scientific Inc.	2,485,529
		19,508,642
	Pharmaceuticals — 7.9%
117,125	Acceleron Pharma Inc. (b)	4,970,785
232,351	Auris Medical Holding AG (b) (d)	137,203
233,000	Avadel Pharmaceuticals plc (b) (f)	1,910,600
29,100	Endo International plc (b)	225,525
124,140	Foamix Pharmaceuticals Ltd. (b) (d)	746,081
7,602	GW Pharmaceuticals plc (b) (f)	1,003,540
35,949	Impax Laboratories, Inc. (b)	598,551
14,622	Jazz Pharmaceuticals plc (b)	1,968,852
231,280	Mylan N.V. (b)	9,785,457
32,225	Revance Therapeutics, Inc (b)	1,152,044
42,015	Shire plc (f)	6,517,367
284,378	Tetraphase Pharmaceuticals, Inc. (b)	1,791,581
127,300	TherapeuticsMD, Inc. (b)	768,892
115,500	Verona Pharma plc (b) (f)	1,376,760
929,053	Verona Pharma plc (b) (d)	1,310,808

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Pharmaceuticals — continued
371,622	Verona Pharma plc Warrants (expiration 4/27/22) (a) (b) (d)	$62,568
		34,326,614
	TOTAL COMMON STOCKS AND WARRANTS (Cost $272,015,436)	395,455,808

	EXCHANGE TRADED FUND - 2.4% of Net Assets
121,460	SPDR S&P Biotech ETF	10,308,310
	TOTAL EXCHANGE TRADED FUND (Cost $8,564,136)	10,308,310

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 2.4% of Net Assets
$10,500,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $10,500,000, 0.20%, dated 12/29/17, due 01/02/18 (collateralized by U.S. Treasury Note 3.63%, due 8/15/43, market value $10,714,194)	10,500,000
	TOTAL SHORT-TERM INVESTMENT (Cost $10,500,000)	10,500,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 99.2% (Cost $313,583,621)	431,068,739

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 0.8% of Net Assets

	Pharmaceuticals — 0.8%
1	Afferent Milestone Interest	1,210,588
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	1,939,772
1	TargeGen Milestone Interest	412,342
	TOTAL MILESTONE INTERESTS (Cost $7,503,366)	3,562,702
	TOTAL INVESTMENTS - 100.0% (Cost $321,086,987)	434,631,441
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(149,872)
	NET ASSETS - 100%	$434,481,569

(a)              Security fair valued. See Investment Valuation and Fair Value Measurements.

(b)              Non-income producing security.

(c)               Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $6,321,824).

(d)              Foreign security.

(e)               Number of warrants to be determined at a future date.

(f)                American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

(g)             Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Managment LLC (the Adviser) using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the determination made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2017, the cost of securities for Federal income tax purposes was $321,087,839. The net unrealized gain on securities held by the Fund was $113,543,602, including gross unrealized gain of $161,417,298 and gross unrealized loss of $47,873,696.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2017 were as follows:

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Affiliated Investment Companies	Begining Value as of September 30, 2017		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2017		Shares as of December 31, 2017	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
ARCA Biopharma, Inc.	$924,799					$252,291	$1,177,090		1,135,718
EBI Life Sciences, Inc.	13,102				$(13,597)	495	—	**	—
Euthymics Biosciences, Inc.	—				(2,673,162)	2,673,162	—	**	—
IlluminOss Medical, Inc.	142,647	*	$102,116		—	1,982,462	2,227,225		2,322,320	$2,536
Veniti, Inc.	2,917,509		265		—	(265)	2,917,509		4,629,922	—
	$3,998,057		$102,381	$ (—)	$(2,686,759)	$4,908,145	$6,321,824		8,087,960	$2,536	$—

* Not an affiliate as of September 30, 2017.

* Not an affiliate as of December 31, 2017.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2017, there were two transfers between Level 2 and 1 and no other transfers between Levels. The amount of transfers between Level 2 and Level 1 was $2,432,360. The investments were transferred from Level 2 to Level 1 due to a removal of a trading restriction and the values are being supported by quoted prices. The Fund accounts for transfers between Levels at the beginning of the period.

The following is a summary of the inputs used as of December 31, 2017 to value the Fund’s net assets.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	$657,000		$4,322,000	$4,979,000
Health Care Equipment & Supplies	—		4,998,177	4,998,177
Life Sciences Tools & Services	—		3,361,069	3,361,069
Pharmaceuticals	—		900,000	900,000
Convertible Notes and Non-Convertible Notes
Biotechnology	—		173,662	173,662
Health Care Equipment & Supplies	—		392,713	392,713
Common Stocks and Warrants
Biotechnology	324,779,940		206,010	324,985,950
Health Care Equipment & Supplies	16,024,949		286,690	16,311,639
Health Care Providers & Services	—		322,963	322,963
Life Sciences Tools & Services	19,508,642		—	19,508,642
Pharmaceuticals	34,264,046		62,568	34,326,614
Exchange Traded Fund	10,308,310		—	10,308,310
Short-Term Investment	—	$10,500,000	—	10,500,000
Milestone Interests
Pharmaceuticals	—	—	3,562,702	3,562,702
Other Assets	—	—	477,806	477,806
Total	$405,542,887	$10,500,000	$19,066,360	$435,109,247

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2017	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2017
Convertible Preferred and Warrants
Biotechnology	$4,596,436	$(275,848)	$1,412			$4,322,000
Health Care Equipment & Supplies	3,782,642	1,207,640	7,895			4,998,177
Life Sciences Tools & Services	3,361,069	—	—			3,361,069
Pharmaceuticals	900,000	(780)	780			900,000
Convertible and Non-Convertible Notes
Biotechnology	0	(64)	173,726			173,662
Health Care Equipment & Supplies	154,983	141,515	96,215			392,713
Common Stocks and Warrants
Biotechnology	140,479	65,407	124			206,010
Health Care Equipment & Supplies	284,445	2,180	65			286,690
Health Care Providers & Services	322,963	—	—			322,963
Pharmaceuticals	138,636	(76,068)	—			62,568
Milestone Interests
Pharmaceuticals	4,660,996	(1,098,294)	—			3,562,702
Other Assets	693,984	—	117,494	$(333,672)		477,806
Total	$19,036,633	$(34,312)	$397,711	$(333,672)	$—	$19,066,360

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017						$(21,208)

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$555,125	Income approach, Black-Scholes	Discount for lack of marketability	20%-50% (26.89%)
	5,890,387	Probability - weighted expected return model	Discount rate Price to sales multiple	15.33%-79.93% (37.63%) 1.31x-9.05x (4.52x)
	8,669,719	Market approach, recent transaction	(a)	N/A
	322,963	Market Comparable	Discount for lack of marketability	50%
			Price to earnings multiple	17.00x
	3,628,166	Probability adjusted value	Probability of events Timing of events	10%-100% (56.51%) 0.25–7.50 (2.64 years)
$19,066,360

(a)         The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 4% of the Fund’s net assets at December 31, 2017.

At December 31, 2017, the Fund had commitments of $2,411,652 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2017. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	7/27/16		$1,123,622	$1,210,588.19	$1,210,588
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		1,429,098	0.10	233,820
Cvt. Promissory Note	9/8/17		12,339	100.00	12,336
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	7/17/17		2,100,436	1.50	2,100,000
Cvt. Promissory Note	12/26/17		112,500	100.00	112,500
Warrants (expiration 12/26/22)	12/26/17		113	0.00	0
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		750,495	0.65	750,001
Series B Cvt. Pfd	3/3/17		333,333	0.75	333,333
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		1,653,409	0.00	0
Series D Cvt. Pfd	12/10/10		546,109	0.00	0
Series E Cvt. Pfd	9/14/11		1,254,131	0.00	0
Series F Cvt. Pfd	12/04/14		1,645,495	0.00	0
Cvt. Promissory Note	6/20/17		51,741	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		123	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		123	0.00	0
Warrants (expiration 8/15/24)	8/15/14		136	0.00	0
Cercacor Laboratories, Inc. Common	3/31/98		0	2.20	286,547
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		1,402,565	1.22	1,138,666
Cvt. Promissory Note	12/15/17		61,219	100.00	61,162
Warrants (expiration 10/31/27)	12/15/17		11	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		959,736	1.00	951,000
Junior Preferred Cvt. Pfd	1/21/16		1,564,486	1.00	895,848
Cvt. Promissory Note	3/28/17		285,554	100.00	285,294
Cvt. Promissory Note	12/20/17		95,316	100.00	95,083
Warrants (expiration 3/31/27)	3/28/17		263	0.00	0
Warrants (expiration 11/20/27)	12/20/17		65	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	643,527	2.18	322,963
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,284,767	1.26	3,081,980
Series D Cvt. Pfd	12/21/12		68,643	1.38	147,906
Series E Cvt. Pfd	3/27/17		70,827	1.61	131,183
Milestone Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/17/17		900,781	1.37	900,000
Neurovance Milestone Interest	3/20/17		3,414,295	1,939,772.23	1,939,772
TargeGen Milestone Interest	7/20/10		2,965,449	412,342.31	412,342
TherOx, Inc. Common	9/11/00, 7/8/05		2,388,426	0.02	143
Tibion Corporation
Series B Cvt. Pfd	2/23/11		905,158	0.00	0
Non-Cvt. Promissory Note	7/12/12		238,487	0.00	0
Non-Cvt. Promissory Note	4/12/13		28,211	0.00	0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		2,277,041	0.60	1,563,620
Series B Cvt. Pfd	5/24/13		1,199,962	0.63	823,516
Series C Cvt. Pfd	12/12/14		821,378	0.74	530,373
			$32,589,370		$18,319,976

(#)              See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                      Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/23/18

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/23/18